Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share (issuable upon conversion of Series B Preferred Stock)
Amount Registered | shares	1,956,000
Proposed Maximum Offering Price per Unit | $ / shares	3.31855
Maximum Aggregate Offering Price	$ 6,491,083.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 993.78
Offering Note	Consists of 1,956,000 shares of Common Stock issuable upon conversion of shares of our Series B Preferred Stock. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum offering price per share and the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act using the average of the high and low prices as reported on August 27, 2025.The filing fee due for this Registration Statement is $993.78. In connection with the Registration Statement on Form S-1 (No. 333-281911) filed on September 3, 2024, the registrant paid a filing fee in the amount of $2,361.60 and, as described further below, such previously paid fee offsets the filing fee currently due pursuant to Rule 457(p) of the Securities Act. As a result, there is no net fee due for this filing.